Partners' Equity	12 Months Ended
Dec. 31, 2025
Partners' Equity
Partners' Equity

6. Partners’ Equity

The Partnership had previously granted to its executives Restricted Common Units (“RCUs”) and Performance Common Units (“PCUs”) in accordance with its 2015 Long-Term Incentive Plan (the “2015 Plan”).

The fair value per common unit of the RCUs and PCUs in accordance with the 2015 Plan was determined by using the grant date closing price and was not further adjusted since the holders were entitled to cash distributions.

On April 3, 2023, GasLog Partners issued 108,894 common units in connection with the vesting of 92,805 RCUs and 16,089 PCUs under the 2015 Plan.

On July 3, 2023, GasLog Partners issued 415,000 common units in connection with GasLog’s election to convert the fourth tranche of its Class B units issued upon the elimination of incentive distribution rights in June 2019.

As further described in Note 1, on July 7, 2023, the Partnership’s common unitholders voted to approve the previously announced merger, with GasLog acquiring all of the outstanding common units of the Partnership not already beneficially owned by GasLog. The payment date for the Special Distribution was July 12, 2023, and the Transaction closed on July 13, 2023 at the Effective Time upon the filing of the certificate of merger with the Marshall Islands Registrar of Corporations. Holders of common units not already beneficially owned by GasLog who held their common units both on the Special Distribution record date of July 10, 2023 (subject to the applicability of due-bill trading) and at the Effective Time received overall consideration of $8.65 per common unit. Trading in the Partnership’s common units on the NYSE was suspended on July 13, 2023, and delisting of the common units took place on July 24, 2023. Upon the completion of the Transaction, 36,175,157 common units and the remaining 830,000 Class B units were cancelled.

Following the completion of the Transaction, the previously unvested RCUs and PCUs vested and were settled. The PCUs vested with performance goals deemed achieved based on actual achievement as of immediately prior to the Effective Time. Since the completion of the Transaction, the Partnership does not provide any type of Equity Compensation Plan or Long-Term Incentive Plan.

The total expense recognized in respect of equity-settled employee benefits for the year ended December 31, 2025 was nil (nil for the year ended December 31, 2024 and $1,357 for the year ended December 31, 2023).

During the year ended December 31, 2024, the Partnership returned to GasLog $148,220 as return of capital contributions being equal to the net proceeds from the sale and leaseback of GasLog Santiago, which was a vessel pledged as collateral under the terms of the Facility (Note 7).

During the year ended December 31, 2025, the Partnership returned to GasLog $51,500 as return of capital contributions being equal to the net proceeds from the sale of the Methane Alison Victoria and the Methane Jane Elizabeth, which were vessels pledged as collateral under the terms of the Facility (Note 7).

As of December 31, 2025 and December 31, 2024, the Partnership’s capital consisted of 16,036,602 outstanding common units, 1,080,263 outstanding general partner units and 11,642,411 Preference Units (5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units, and together with the Series A Preference Units and the Series B Preference Units, the “Preference Units”).

Cash distributions

The Partnership’s cash distributions for the years ended December 31, 2023, 2024 and 2025 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 25, 2023	Common	$0.01	February 9, 2023	528
January 25, 2023	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2023	6,159
April 26, 2023	Common	$0.01	May 11, 2023	529
May 10, 2023	Preference (Series A, B, C)	$0.5390625, $0.6887222, $0.53125	June 15, 2023	6,776
July 7, 2023	Common	$3.28	July 12, 2023	174,797
August 2, 2023	Preference (Series A, B, C)	$0.5390625, $0.7249747, $0.53125	September 15, 2023	6,902
November 15, 2023	Preference (Series A, B, C)	$0.5390625, $0.7274123, $0.53125	December 15, 2023	6,910
December 22, 2023	Common	$5.2380174	December 22, 2023	89,658
Total				$292,259
February 26, 2024	Preference (Series A, B, C)	$0.5390625, $0.7253680, $0.53125	March 15, 2024	6,903
March 28, 2024	Common	$3.3672969	March 28, 2024	57,638
May 9, 2024	Preference (Series A, B, C)	$0.5390625, $0.7302596, $0.6969096	June 17, 2024	7,427
June 28, 2024	Common	$2.9931528	June 28, 2024	51,233
July 31, 2024	Preference (Series A, B, C)	$0.5390625, $0.7311853, $0.6978353	September 16, 2024	7,435
September 30, 2024	Common	$2.8684381	September 30, 2024	49,099
November 13, 2024	Preference (Series A, B, C)	$0.5390625, $0.6977798, $0.6647923	December 16, 2024	7,216
December 20, 2024	Common	$2.3072219	December 20, 2024	39,492
Total				$226,443
February 12, 2025	Preference (Series A, B, C)	$0.5390625, $0.6530831, $0.6204581	March 17, 2025	6,923
March 12, 2025	Common	$2.1825072	March 12, 2025	37,358
May 28, 2025	Preference (Series A, B, C)	$0.5390625, $0.6641672, $0.6308172	June 16, 2025	6,995
June 23, 2025	Common	$0.8730029	June 23, 2025	14,943
July 24, 2025	Preference (Series A, B, C)	$0.5390625, $0.665121, $0.631771	September 15, 2025	7,001
September 25, 2025	Common	$2.9307954	September 25, 2025	50,166
November 25, 2025	Preference (Series A, B, C)	$0.5390625, $0.6396068, $0.6066193	December 15, 2025	6,834
Total				$130,220

Voting Rights

The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a “unit majority” require the approval of a majority of the outstanding common units voting as a single class.

In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. The general partner retains the right to appoint all of the directors.

Preference unitholders generally have no voting rights. However, the consent of at least two thirds of the outstanding preference units, voting as a single class, is required prior to any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership’s board of directors if and whenever distributions payable are in arrears for six or more quarterly periods, whether or not consecutive. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

The Partnership Agreement (as amended following the Transaction) provides that the general partner will be entitled to distributions in accordance with its percentage interest. As of December 31, 2025, the percentage interest is 6.3% (6.3% as of December 31, 2024). The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its percentage interest if the Partnership issues additional common units. The general partner’s interest, and the percentage of the Partnership’s cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional common units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its general partner interest in the form of the contribution to the Partnership of common units based on the current value of the contributed common units to the Partnership.

Preference Units

From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be determined by the Partnership based on the terms of the Partnership Agreement and applicable Marshall Islands law regarding amending USD London Interbank Offered Rate (“LIBOR”) - based instruments. Under the current fallback provisions, if there is no published LIBOR rate, the floating rate is expected to be the rate set during the prior interest rate period, which would be the current fixed rate of 8.625%.

From and including the original issue date to, but excluding, March 15, 2023, distributions on the Series B Preference Units accrued at 8.200% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2023, the Series B Preference Units are redeemable, wholly or partially, at our option, and the distribution rate was a floating rate equal to three-month LIBOR plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit of Series B Preference Units. On June 30, 2023, Intercontinental Exchange (“ICE”) Benchmark Administration, the administrator of LIBOR, ceased to publish the overnight and one, three, six and twelve month LIBOR settings on a representative basis. Effective September 15, 2023, in accordance with the terms of the Series B Preference Units, the three-month LIBOR utilized as the base rate for the calculation of the floating rate distributions payable with respect to the Series B Preference Units was replaced by the Term Secured Overnight Financing Rate (“SOFR”) for a three month tenor published by the Chicago Mercantile Exchange (“CME”) plus a credit spread adjustment of 0.26161% (“Credit Adjusted Term SOFR”) plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit. Credit Adjusted Term SOFR was used as the base rate for the first time with respect to the distributions payable for the distribution period beginning September 15, 2023 and ending December 15, 2023 and is calculated every three months going forward. The distribution rates are not subject to adjustment.

From and including the original issue date to, but excluding, March 15, 2024, the distributions on the Series C Preference Units accrued at 8.500% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2024, the Series C Preference Units are redeemable, wholly or partially, at our option, and the distribution rate is a floating rate equal to the three-month Credit Adjusted Term SOFR plus a spread of 5.317% per annum per $25.00 of liquidation preference per unit of Series C Preference Units. The distribution rates are not subject to adjustment.

The Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A, Series B and Series C Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.